Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | C000244569
Average Annual Return [Line Items]
Average Annual Return, Percent	20.17%	23.54%
Without Sales Load [Member] | C000244570
Average Annual Return [Line Items]
Average Annual Return, Percent	25.03%	18.71%
Without Sales Load [Member] | C000244571
Average Annual Return [Line Items]
Average Annual Return, Percent	19.99%	19.86%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.23%	21.17%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%	24.69%
Russell 1000
Average Annual Return [Line Items]
Average Annual Return, Percent	20.55%	23.09%
MSCI EAFE Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%	24.90%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	38.54%	24.60%
Russell 1000 Value
Average Annual Return [Line Items]
Average Annual Return, Percent	24.70%	19.47%